Postretirement Benefit Plans - Summary of Estimated Future Pension Benefit Payments (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Pension and Other Postretirement Benefits Cost (Reversal of Cost) [Abstract]
2018	$ 22
2019	17
2020	18
2021	20
2022	23
Years 2023-2027	$ 135